Commitments and Litigation provisions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Oct. 31, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Dec. 31, 2012 Bank Guarantee Vale New Caledonia S.A.S.
Description of put option and other commitments
Operate term of assets associated with Girardin Act lease	5 years
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC			21.00%
Percentage of shares held after dilution of interest			14.50%
Put option exercise description		$ 4,600,000,000
Letters of credit and guarantees				$ 820,000,000